Derivative Liabilities (Details 1) - USD ($)	6 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning Balance
Change in fair value of derivative warrant liability		$ 136,298
Issuance of derivative warrants liabilities		332,570
Included in debt discount		116,238
Ending Balance		$ 585,106
Warrant Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning Balance
Change in fair value of derivative warrant liability		$ 139,090
Issuance of derivative warrants liabilities		$ 332,570
Included in debt discount
Ending Balance		$ 471,660
Embedded Conversion Feature [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning Balance
Change in fair value of derivative warrant liability		$ (2,792)
Issuance of derivative warrants liabilities
Included in debt discount		$ 116,238
Ending Balance		$ 113,446